Income Taxes - Narrative (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 01, 2016
Income Tax [Line Items]
Income tax expense settlement related to prior year taxes in international jurisdiction		$ 6,000,000
Deferred tax asset	$ 305,000,000	196,000,000		$ 139,000,000
Net operating loss and other carryforwards expiring between 2017 and 2026	105,000,000
Undistributed earnings of foreign subsidiaries	92,000,000
Cash payments for income taxes	14,000,000	3,000,000	$ 4,000,000
Cash refunds for income taxes	3,000,000	5,000,000
Uncertain tax positions	0	5,000,000	0
Total interest expense, net of tax benefits related to remaining tax uncertainties	0	1,000,000	0
Penalty amounts recognized	0	0	0
Accrued interest related to income tax uncertainties	0	2,000,000
Accrued penalties related to income tax uncertainties	0	0
RRD
Income Tax [Line Items]
Cash payments for income taxes	57,000,000	88,000,000	$ 86,000,000
Domestic
Income Tax [Line Items]
Operating loss carryforwards	5,000,000	6,000,000
Foreign
Income Tax [Line Items]
Operating loss carryforwards	$ 101,000,000	$ 120,000,000